ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS (Details) $ in Millions	Dec. 31, 2019 USD ($)
Account Value | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
C. Total (gross: direct assumed)	$ 2,102.9
D. Reinsurance Ceded	25.9
E. Total (net) (C) (D)	2,077.0
Account Value | General Account | A. Subject to discretionary withdrawal, surrender values, or policy loans:
Liability for Future Policy Benefit, by Product Segment [Line Items]
(1)Term Policies with Cash Value	0.0
(2) Universal Life	406.1
(3) Universal Life with Secondary Guarantees	0.0
(4) Indexed Universal Life	0.0
(5) Indexed Universal Life with Secondary Guarantees	1,467.8
(6) Indexed Life	0.0
(7) Other Permanent Cash Value Life Insurance	0.0
(8) Variable Life	0.0
(9) Variable Universal Life	229.0
(10) Miscellaneous Reserves	0.0
Account Value | Separate Account- Guaranteed and Nonguaranteed
Liability for Future Policy Benefit, by Product Segment [Line Items]
C. Total (gross: direct assumed)	2,103.6
D. Reinsurance Ceded	0.0
E. Total (net) (C) (D)	2,103.6
Account Value | Separate Account- Guaranteed and Nonguaranteed | A. Subject to discretionary withdrawal, surrender values, or policy loans:
Liability for Future Policy Benefit, by Product Segment [Line Items]
(1)Term Policies with Cash Value	0.0
(2) Universal Life	0.0
(3) Universal Life with Secondary Guarantees	0.0
(4) Indexed Universal Life	0.0
(5) Indexed Universal Life with Secondary Guarantees	0.0
(6) Indexed Life	0.0
(7) Other Permanent Cash Value Life Insurance	0.0
(8) Variable Life	0.0
(9) Variable Universal Life	2,103.6
(10) Miscellaneous Reserves	0.0
Cash Value | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
C. Total (gross: direct assumed)	1,702.0
D. Reinsurance Ceded	25.9
E. Total (net) (C) (D)	1,676.1
Cash Value | General Account | A. Subject to discretionary withdrawal, surrender values, or policy loans:
Liability for Future Policy Benefit, by Product Segment [Line Items]
(1)Term Policies with Cash Value	0.0
(2) Universal Life	406.1
(3) Universal Life with Secondary Guarantees	0.0
(4) Indexed Universal Life	0.0
(5) Indexed Universal Life with Secondary Guarantees	1,084.3
(6) Indexed Life	0.0
(7) Other Permanent Cash Value Life Insurance	0.0
(8) Variable Life	0.0
(9) Variable Universal Life	211.6
(10) Miscellaneous Reserves	0.0
Cash Value | Separate Account- Guaranteed and Nonguaranteed
Liability for Future Policy Benefit, by Product Segment [Line Items]
C. Total (gross: direct assumed)	1,815.0
D. Reinsurance Ceded	0.0
E. Total (net) (C) (D)	1,815.0
Cash Value | Separate Account- Guaranteed and Nonguaranteed | A. Subject to discretionary withdrawal, surrender values, or policy loans:
Liability for Future Policy Benefit, by Product Segment [Line Items]
(1)Term Policies with Cash Value	0.0
(2) Universal Life	0.0
(3) Universal Life with Secondary Guarantees	0.0
(4) Indexed Universal Life	0.0
(5) Indexed Universal Life with Secondary Guarantees	0.0
(6) Indexed Life	0.0
(7) Other Permanent Cash Value Life Insurance	0.0
(8) Variable Life	0.0
(9) Variable Universal Life	1,815.0
(10) Miscellaneous Reserves	0.0
Reserve | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
C. Total (gross: direct assumed)	2,574.0
D. Reinsurance Ceded	971.1
E. Total (net) (C) (D)	1,602.9
Reserve | General Account | A. Subject to discretionary withdrawal, surrender values, or policy loans:
Liability for Future Policy Benefit, by Product Segment [Line Items]
(1)Term Policies with Cash Value	0.0
(2) Universal Life	419.4
(3) Universal Life with Secondary Guarantees	0.0
(4) Indexed Universal Life	0.0
(5) Indexed Universal Life with Secondary Guarantees	1,223.1
(6) Indexed Life	0.0
(7) Other Permanent Cash Value Life Insurance	0.0
(8) Variable Life	0.0
(9) Variable Universal Life	216.3
(10) Miscellaneous Reserves	0.0
Reserve | General Account | B. Not subject to discretionary withdrawal or no cash values:
Liability for Future Policy Benefit, by Product Segment [Line Items]
(1)Term Policies without Cash Value	366.1
(2) Accidental Death Benefits	0.0
(3) Disability – Active Lives	41.7
(4) Disability – Disabled Lives	17.4
(5) Miscellaneous Reserves	290.0
Reserve | Separate Account- Guaranteed and Nonguaranteed
Liability for Future Policy Benefit, by Product Segment [Line Items]
C. Total (gross: direct assumed)	1,881.9
D. Reinsurance Ceded	0.0
E. Total (net) (C) (D)	1,881.9
Reserve | Separate Account- Guaranteed and Nonguaranteed | A. Subject to discretionary withdrawal, surrender values, or policy loans:
Liability for Future Policy Benefit, by Product Segment [Line Items]
(1)Term Policies with Cash Value	0.0
(2) Universal Life	0.0
(3) Universal Life with Secondary Guarantees	0.0
(4) Indexed Universal Life	0.0
(5) Indexed Universal Life with Secondary Guarantees	0.0
(6) Indexed Life	0.0
(7) Other Permanent Cash Value Life Insurance	0.0
(8) Variable Life	0.0
(9) Variable Universal Life	1,881.9
(10) Miscellaneous Reserves	0.0
Reserve | Separate Account- Guaranteed and Nonguaranteed | B. Not subject to discretionary withdrawal or no cash values:
Liability for Future Policy Benefit, by Product Segment [Line Items]
(1)Term Policies without Cash Value	0.0
(2) Accidental Death Benefits	0.0
(3) Disability – Active Lives	0.0
(4) Disability – Disabled Lives	0.0
(5) Miscellaneous Reserves	$ 0.0